LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about loans payable [Table Text Block]
	December 31,	December 31,
	2021	2020

Balance at the beginning of the year	$9,672	$8,875
Net proceeds from software and equipment financing	4,399	4,010
Finance cost	650	834
Repayments of principal	(3,563)	(3,229)
Repayments of finance costs	(611)	(834)
Effects of movements in exchange rates	(53)	16
Balance at the end of the year	$10,494	$9,672

Statements of Financial Position Presentation
Current loans payable	$4,128	$3,578
Non-Current loans payable	6,366	6,094
Total	$10,494	$9,672